Property, Plant and Equipment under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Gross	$ 43,567	$ 37,717
Accumulated Amortization	(31,482)	(23,032)
Net	12,085	14,685
Computer and other equipment
Capital Leased Assets [Line Items]
Gross	38,193	35,335
Accumulated Amortization	(29,816)	(22,101)
Net	8,377	13,234
Furniture and other equipment
Capital Leased Assets [Line Items]
Gross	5,374	2,382
Accumulated Amortization	(1,666)	(931)
Net	$ 3,708	$ 1,451